Trading liabilities	12 Months Ended
Dec. 31, 2018
Trading liabilities [Abstrct]
Trading liabilities
27.	Trading liabilities
Trading liabilities as of December 31, 2017 are as follows:

	2017
Securities sold:
Stocks	~~W~~	495,019
Bonds		871,884
Others		47,001

		1,413,904

Gold deposits		434,586

	~~W~~	1,848,490